Acquisitions/Deconsolidation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	Mar. 30, 2011	May 28, 2010	Nov. 04, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 10, 2010	Jun. 17, 2010
Acquisitions/Deconsolidation [Abstract]
(Loss)/gain on change in control					$ (35,325)	$ 17,742
Total net assets acquired excluding Goodwill		142,645
Navios Acquisition noncontrolling interest at fair value		60,556
Total net assets including Goodwill		155,788
Goodwill from Navios Acquisition consolidation		13,143
Percentage of identifiable assets and liabilities recognized at fair value		100.00%
Percentage of Noncontrolling interest recognized on consolidation of Navios Acquisition		42.70%
Navios Holdings investment in Navios Acquisition	103,250	95,232
Vlcc Vessels Acquired Number							7
Shares Issued As Consideration Vlcc Acquisition							1,894,918
Vlcc Acquisition Cash Consideration							134,270
Vlcc Acquisition Shares Consideration Value							9,513
Vlcc Acquisition Net Assets Acquired							142,204
Vlcc Acquisition Goodwill Recognized							1,579
Navios Acquisition shares returned to Navios Acquistion and cancelled			217,159
Vlcc Acquisition Total Transaction Costs						8,019
Fair Value of preferred shares issued for transaction costs						5,619
Preferred shares issued as compensation for consulting services						3,000
Number of Common stock of Navios Acquisition exchanged for Navios Acquisition nonvoting Series C preferred stock by Navios Holdings	7,676,000
Fair Value Of The Share Exchange	30,474
Navios Holdings economic interest in Navios Acquisition	53.70%			53.96%
Navios Holdings voting interest in Navios Acquisition	45.00%	57.30%		45.24%
Release of cash contingent consideration for Navios Logistics								2,500
Release of contingent consideration in shares for Navios Logistics								504
Navios Logistics Release Escrow Shares						$ 10,869